FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Schedule of company's remaining contractual maturities for its financial liabilities

	As of December 31, 2020
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 5 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	6,750	—	6,750	6,750
Amounts owed to related parties	36,348	—	36,348	36,348
Lease liabilities	15,478	49,469	64,947	64,947
Interest-bearing bank borrowings	—	—	—	—
Total	58,576	49,469	108,045	108,045

	As of December 31, 2019
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 5 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	22,577	—	22,577	22,577
Amounts owed to related parties	36,217	—	36,217	36,217
Interest-bearing bank borrowings	—	—	—	—
Total	58,794	—	58,794	58,794

Schedule of loss before taxation

	As of December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Loss before taxation	421	414	353